UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from January 1, 2010 to January 31, 2010

Commission File Number of issuing entity in respect of the notes: 333-141703-02

Commission File Number of issuing entity in respect of the Series 2007-CC Collateral Certificate: 000-23108

Commission File Number of sponsor and depositor: 033-54804

Discover Card Execution Note Trust

(Exact name of issuing entity in respect of the notes as specified in its charter)

Discover Card Master Trust I

(Exact name of issuing entity in respect of the Series 2007-CC Collateral Certificate as specified in its charter)

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State of organization of the issuing entity	(IRS Employer Indentification No. of the
in respect of the notes)	sponsor and depositor)

Rodney Square North
100 North Market Street
Wilmington, Delaware	19890-0001
(Address of principal executive offices of	(Zip Code)
the issuing entity in respect to the notes)

(302) 636-6189 (Telephone Number, including area code)

Registered/reporting pursuant to (check one)
	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class				(If Section 12(b))
DiscoverSeries Class A			[x]
Notes
DiscoverSeries Class B			[x]
Notes
DiscoverSeries Class C			[x]
Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

PART II OTHER INFORMATION Item 3. Sales of Securities and Use of Proceeds

Increase in Principal Amount of Class D(2009-1) Notes

On January 13, 2010, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among Discover Card Execution Note Trust (the "Note Issuance Trust"), as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, by and between the Note Issuance Trust and U.S. Bank National Association, Discover Bank increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes was in the amount of $527,230,903, resulting in, after giving effect to principal payments to be made on the January 15, 2010 Distribution Date, an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,294,022,347. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Notes were privately offered and issued at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by DCMT that secures the DiscoverSeries Notes was increased.

On February 3, 2010, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes was in the amount of $87,988,827, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,382,011,174. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Notes were privately offered and issued at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Discover Card Master Trust I (the "Master Trust") that secures the DiscoverSeries Notes was increased by $87,988,827. The Note Issuance Trust paid the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate.

Increase in Series Investor Interest of Series 2009-SD Certificates

On January 13, 2010, pursuant to Section 2.03 of the Series 2009-SD Certificate Purchase Agreement (the “Series 2009-SD Certificate Purchase Agreement”), dated as of September 23, 2009, among Discover Bank, as Master Servicer, Servicer, and Seller, and the purchasers named therein and Section 31 of the Series 2009-SD Supplement, Discover Bank increased the Series Investor Interest of the Series 2009-SD Certificates. The increase in the Series Investor Interest of the Series 2009-SD Certificates was in the amount of $21,273,222, which resulted in, after giving effect to principal payments to be made on the January 15, 2010 Distribution Date, a Series Investor Interest of $529,346,623. The Series 2009-SD Certificates were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions.

On February 3, 2010 and February 4, 2010, Discover Bank, pursuant to Section 2.03 of the Certificate Purchase Agreement and Section 31 of the Series Supplement, dated as of September 23, 2009, by and between Discover Bank, as Master Servicer, Servicer, and Seller, and U.S. Bank National Association, as Trustee, increased the Series Investor Interest of the Series 2009-SD Certificates. The total increase in the Series Investor Interest of the Series 2009-SD Certificates was in the amount of $16,759,777, which resulted in a Series Investor Interest of the Series 2009-SD Certificates of $546,106,400. The Series 2009-SD Certificates were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions.

The Master Trust allocates collections and interchange among the series, including Series 2009-SD, based on each series' investor interest in receivables. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series based on the investor interest in the receivables. Each series supplement to the Amended and Restated Pooling and Servicing Agreement, as amended (the "Pooling and Servicing Agreement"), dated as of November 3, 2004, by and between Discover Bank as Master Servicer, Servicer, and Seller and U.S. Bank National Association as Trustee, including the Series 2009-SD Supplement, will specify the percentage of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors of any series or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Series 2009-SD Certificates based on the class percentage of charged-off receivables for Series 2009-SD. However, unlike other series issued by the Master Trust, the investor interest in receivables for the Series 2009-SD Certificates will not decline as a result of unreimbursed charge-offs or the use of pricipal collections to pay interest or servicing fees or to reimburse charge-offs for other series of Master Trust certificates and the DiscoverSeries notes. The Master Trust generally uses finance charge collections (including recoveries on charged-off accounts), interchange, investment income and subordinate series collections, if applicable, to pay interest, servicing fees and to reimburse certificateholders and Note Issuance Trust noteholders, as applicable, for charged-off receivables allocated to them. The Master Trust generally uses principal collections to either pay principal to investors or to pay Discover Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Master Trust.

In general, the Master Trust will use each series’ or subseries’ share of collections, other income and subordinate series collections, if applicable, to make required payments to investors, to pay its servicing fees and to reimburse its share of charged-off amounts. Series 2009-SD (a subordinate series) will use its share of collections to pay its servicing fees and to reimburse its share of charged-off amounts. It will then make its remaining collections, including principal collections, available to all Master Trust series or subseries (including Series 2007-CC) on an as-needed basis pursuant to the Series 2009-SD Supplement. Principal collections for Series 2009-SD that are not reallocated will be retained by Series 2009-SD and applied to principal payments or reinvestments in new receivables, as applicable, in accordance with the cash flows for Series 2009-SD. If Series 2009-SD does not have enough collections and other income in any month, the Master Trust may use excess collections and other income available from other series or subseries to make payments for Series 2009-SD.

Class A(2010-1) Notes

On February 4, 2010, $750,000,000 principal amount of DiscoverSeries Class A(2010-1) Notes (the “Class A(2010-1) Notes”) were issued pursuant to the Indenture (the “Indenture”) as supplemented by the Indenture Supplement for the DiscoverSeries Notes (the “Indenture Supplement”), in each case dated as of July 26, 2007, and the Class A(2010-1) Terms Document, dated as of February 4, 2010, between the Note Issuance Trust as Issuer, and U.S. Bank National Association (the “Indenture Trustee”) as Indenture Trustee. The issuance was underwritten by Banc of America Securitites LLC and Credit Suisse Securities (USA) LLC, as lead underwriters, and by Barclays Capital Inc., Deutsche Bank Securities Inc., J.P. Morgan Securities Inc., RBC Capital Markets Corporation, and Wells Fargo Securities, LLC, as co-underwriters, pursuant to the Underwriting Agreement (the “Underwriting Agreement”), and related Terms Agreement, in each case dated January 26, 2010, among the Note Issuance Trust, Discover Bank, Banc of America Securitites LLC and Credit Suisse Securities (USA) LLC. Information regarding the Class A(2010-1) Notes and the sale thereof has been previously disclosed in the prospectus dated January 26, 2010, and the prospectus supplement thereto dated January 26, 2010 (collectively, the “Class A(2010-1) Prospectus”), each previously filed by us with the Securities and Exchange Commission on January 28, 2010 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

The Note Issuance Trust owns the Series 2007-CC Collateral Certificate issued by the Master Trust pursuant to the Pooling and Servicing Agreement and U.S. Bank National Association as Trustee and the Series 2007-CC Supplement (the “Series 2007-CC Supplement”), dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the collateral certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of trust certificates issued by the Master Trust, including the collateral certificate, are described in the Class A(2010-1) Prospectus. Allocations of cash flows from the asset pool and any expenses or losses by the Indenture Trustee to the holders of the notes are also described in the Class A(2010-1) Prospectus.

The Note Issuance Trust paid the proceeds from the sale of the Class A(2010-1) Notes to Discover Bank in exchange for a $750,000,000 increase in the investor interest in receivables represented by the collateral certificate. Discover Bank added these proceeds to its general funds.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class A(2010-1) Notes receive credit enhancement through the subordination of interest and principal payments on Class B notes and Class C notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Class A(2010-1) Prospectus.

Item 8. Other Information

Increase in Required Subordination to Provide Additional Credit Enhancement to Certain Outstanding DiscoverSeries Notes. Pursuant to Section 2.02 of the Terms Documents establishing certain outstanding tranches of DiscoverSeries notes (the “Terms Documents”), each by and between DCENT and U.S. Bank National Association, Discover Bank has caused DCENT to increase the required subordination provided to each such tranche. To implement these increases, DCENT has entered into the Omnibus Amendment to Terms Documents, dated as of January 13, 2010, between DCENT and U.S. Bank National Association. Reference is made to Item 1.01 of the Form 8-K filed by the Note Issuance Trust for the period of January 13, 2010 for a further description of the required subordination.

Amendment to Series 2009-SD. Pursuant to Section 13.01 of the Pooling and Servicing Agreement, Discover Bank has caused DCMT to amend the Series Supplement, dated as of September 23, 2009, with respect to Series 2009-SD (the “Series 2009-SD Supplement”), between Discover Bank and U.S. Bank National Association, to (a) change the timing of automatic increases in the series investor interest of Series 2009-SD, so that the series investor interest increases at the time of each new issuance of securities by DCMT or DCENT, and (b) delay the Series 2009-SD Class Expected Final Payment Date or the Series Termination Date, as applicable, in the event of an extension of the Class Expected Final Payment Date of certain outstanding series. To implement these amendments, Discover Bank has entered into the First Amendment to Series 2009-SD Supplement, dated as of January 13, 2010, between Discover Bank and U.S. Bank National Association. Reference is made to Item 1.01 of the Form 8-K filed by the Note Issuance Trust for the period of January 13, 2010 for a further description of the Series 2009-SD Certificates.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

Date: February 16, 2010

/S/ Michael F. Rickert Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.